NON-CONTROLLING INTEREST	3 Months Ended
Jun. 30, 2022
NON-CONTROLLING INTEREST

NOTE 20. NON-CONTROLLING INTEREST

(In thousands)	iOx	Saugatuck and subsidiary	Total
Non-controlling interest as of April 1, 2022	$44,701	$(472)	$44,229
Net income (loss) attributable to non-controlling interest	175	(71)	104
Non-controlling interest as of June 30, 2022	$44,876	$(543)	$44,333

(In thousands)	iOx	Saugatuck	Total
Non-controlling interest as of April 1, 2021	$46,173	$(20)	$46,153
Share-based compensation expense	98	–	98
Net (loss) attributable to non-controlling interest	(140)	(17)	(157)
Non-controlling interest as of June 30, 2021	$46,131	$(37)	$46,094

On September 8, 2021, the Company, through SalvaRx, completed a settlement of loans (including interest) to and receivables from iOx for services rendered in exchange for 23,772 ordinary shares of iOx at a price of £162. See Note 10, “Unsecured Notes Payable – iOx Unsecured Notes Payable” and Note 21(c), “Events After the Balance Sheet Date – Share Exchange Agreement – iOx” for further discussions.

Saugatuck and subsidiary includes Saugatuck and its wholly-owned subsidiary, Saugatuck Rx LLC.